Loss per share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loss per share:
Basic weighted average number of common shares outstanding (in shares)	47,430,219	33,616,869
Basic and diluted (per share)	$ (0.73)	$ (0.27)